SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of derivative liability

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$116,559	$116,559
Total	$—	$—	$116,559	$116,559

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$3,116,734	$3,116,734
Total	$—	$—	$3,116,734	$3,116,734